UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04526
Name of Registrant: VANGUARD QUANTITATIVE FUNDS
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2017
Item 1: Schedule of Investments

Vanguard Growth and Income Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (96.6%)1
Consumer Discretionary (10.6%)
* Amazon.com Inc.	144,462	139,839
Comcast Corp. Class A	1,624,392	63,221
McDonald's Corp.	377,831	57,869
Home Depot Inc.	364,839	55,966
Walt Disney Co.	464,022	49,302
Carnival Corp.	399,203	26,176
Yum! Brands Inc.	343,279	25,320
Lowe's Cos. Inc.	294,930	22,866
Darden Restaurants Inc.	251,772	22,770
Royal Caribbean Cruises Ltd.	193,644	21,152
TJX Cos. Inc.	275,300	19,868
Best Buy Co. Inc.	340,314	19,510
* Netflix Inc.	130,579	19,510
General Motors Co.	477,762	16,688
Kohl's Corp.	337,316	13,044
Time Warner Inc.	122,095	12,260
* Discovery Communications Inc. Class A	472,403	12,202
Marriott International Inc. Class A	120,197	12,057
Ross Stores Inc.	204,013	11,778
Wyndham Worldwide Corp.	108,150	10,859
Hasbro Inc.	96,632	10,775
Coach Inc.	217,214	10,283
Leggett & Platt Inc.	190,638	10,014
Omnicom Group Inc.	101,651	8,427
* Mohawk Industries Inc.	34,348	8,302
News Corp. Class B	566,590	8,017
Twenty-First Century Fox Inc.	255,209	7,113
Goodyear Tire & Rubber Co.	200,817	7,021
PVH Corp.	60,094	6,881
* O'Reilly Automotive Inc.	27,500	6,015
Ralph Lauren Corp. Class A	80,706	5,956
Genuine Parts Co.	61,600	5,714
Garmin Ltd.	109,134	5,569
Nordstrom Inc.	114,785	5,490
Interpublic Group of Cos. Inc.	185,045	4,552
Whirlpool Corp.	21,525	4,125
News Corp. Class A	269,900	3,698
Ford Motor Co.	318,577	3,565
* Michael Kors Holdings Ltd.	93,005	3,371
Starbucks Corp.	53,803	3,137
Gap Inc.	120,400	2,648
* Ulta Beauty Inc.	7,722	2,219
* Charter Communications Inc. Class A	5,940	2,001
* Visteon Corp.	18,400	1,878
* Priceline Group Inc.	997	1,865
* Ferrari NV	20,197	1,737
* TripAdvisor Inc.	39,400	1,505
Carter's Inc.	16,100	1,432
Cable One Inc.	1,955	1,390

Graham Holdings Co. Class B	2,254	1,352
Hilton Worldwide Holdings Inc.	21,700	1,342
* LKQ Corp.	34,900	1,150
* Wayfair Inc.	14,800	1,138
* Adtalem Global Education Inc.	28,200	1,070
Foot Locker Inc.	19,200	946
* Discovery Communications Inc.	37,159	937
* Michaels Cos. Inc.	42,100	780
Staples Inc.	76,384	769
* Liberty Interactive Corp. QVC Group Class A	27,200	668
* Liberty Media Corp-Liberty SiriusXM Class C	14,300	596
* Express Inc.	84,478	570
GameStop Corp. Class A	23,800	514
* Liberty Media Corp-Liberty SiriusXM Class A	12,074	507
DR Horton Inc.	14,100	487
Gannett Co. Inc.	55,685	486
Signet Jewelers Ltd.	6,900	436
La-Z-Boy Inc.	13,100	426
* Fossil Group Inc.	40,900	423
* Liberty Expedia Holdings Inc. Class A	7,481	404
NIKE Inc. Class B	6,700	395
Adient plc	5,000	327
* Liberty Ventures Class A	6,000	314
Restaurant Brands International Inc.	4,835	302
Tiffany & Co.	2,800	263
* Hyatt Hotels Corp. Class A	4,100	230
* ServiceMaster Global Holdings Inc.	5,300	208
* Select Comfort Corp.	4,900	174
Office Depot Inc.	30,500	172
Bloomin' Brands Inc.	7,200	153
* Etsy Inc.	9,400	141
^ Sirius XM Holdings Inc.	22,800	125
* Liberty Media Corp-Liberty Formula One Class A	3,346	117
H&R Block Inc.	3,500	108
Big 5 Sporting Goods Corp.	7,530	98
Pier 1 Imports Inc.	16,400	85
Viacom Inc. Class B	2,500	84
* Caesars Entertainment Corp.	6,800	82
* La Quinta Holdings Inc.	5,300	78
Bed Bath & Beyond Inc.	2,400	73
* Crocs Inc.	7,962	61
* Liberty Broadband Corp.	600	52
American Eagle Outfitters Inc.	4,200	51
* Liberty TripAdvisor Holdings Inc. Class A	3,900	45
* Hilton Grand Vacations Inc.	1,240	45
* Bridgepoint Education Inc.	3,000	44
* Horizon Global Corp.	2,842	41
* Sotheby's	600	32
* Bravo Brio Restaurant Group Inc.	6,912	32
Libbey Inc.	3,900	31
Bassett Furniture Industries Inc.	689	26
MDC Partners Inc. Class A	2,300	23
* Denny's Corp.	1,491	18
* Weight Watchers International Inc.	500	17
New Media Investment Group Inc.	1,200	16
* Live Nation Entertainment Inc.	400	14
* Biglari Holdings Inc.	34	14

Ruth's Hospitality Group Inc.	600	13
* Monarch Casino & Resort Inc.	300	9
Cato Corp. Class A	271	5
* AutoNation Inc.	100	4
International Game Technology plc	200	4
* Vitamin Shoppe Inc.	300	4
* Harte-Hanks Inc.	2,300	2
* Tuesday Morning Corp.	1,190	2
		796,092
Consumer Staples (8.2%)
Procter & Gamble Co.	1,070,283	93,275
PepsiCo Inc.	763,381	88,163
Altria Group Inc.	887,482	66,091
Philip Morris International Inc.	531,454	62,419
Wal-Mart Stores Inc.	805,159	60,934
Coca-Cola Co.	661,757	29,680
Costco Wholesale Corp.	165,412	26,454
Conagra Brands Inc.	706,140	25,252
Tyson Foods Inc. Class A	325,711	20,399
Kimberly-Clark Corp.	157,718	20,363
Colgate-Palmolive Co.	259,721	19,253
Constellation Brands Inc. Class A	85,641	16,591
Molson Coors Brewing Co. Class B	154,480	13,338
Walgreens Boots Alliance Inc.	124,213	9,727
CVS Health Corp.	105,800	8,513
Clorox Co.	54,043	7,201
Campbell Soup Co.	133,527	6,963
Mondelez International Inc. Class A	152,279	6,577
General Mills Inc.	115,620	6,405
Hershey Co.	58,167	6,245
Dr Pepper Snapple Group Inc.	58,353	5,317
Kroger Co.	192,200	4,482
JM Smucker Co.	34,131	4,039
Lamb Weston Holdings Inc.	55,159	2,429
Sysco Corp.	45,900	2,310
McCormick & Co. Inc.	16,600	1,619
Archer-Daniels-Midland Co.	25,652	1,061
Hormel Foods Corp.	9,641	329
Coca-Cola European Partners plc	5,600	228
* Nomad Foods Ltd.	13,400	189
* US Foods Holding Corp.	6,900	188
* Pilgrim's Pride Corp.	5,500	121
Kraft Heinz Co.	1,365	117
* Adecoagro SA	8,700	87
* United Natural Foods Inc.	2,300	84
* USANA Health Sciences Inc.	400	26
Casey's General Stores Inc.	100	11
* Central Garden & Pet Co. Class A	304	9
		616,489
Energy (5.0%)
Exxon Mobil Corp.	1,183,425	95,538
Chevron Corp.	513,582	53,582
Baker Hughes Inc.	381,963	20,821
Phillips 66	240,010	19,846
Williams Cos. Inc.	639,495	19,364
* Newfield Exploration Co.	593,479	16,890

	Schlumberger Ltd.	243,000	15,999
	Anadarko Petroleum Corp.	309,600	14,037
*,^ Chesapeake Energy Corp.		2,809,520	13,963
	Valero Energy Corp.	200,291	13,512
	Devon Energy Corp.	395,234	12,636
	Cimarex Energy Co.	110,176	10,358
	Kinder Morgan Inc.	530,210	10,159
	ConocoPhillips	215,011	9,452
*	Southwestern Energy Co.	1,423,540	8,655
	Marathon Petroleum Corp.	145,247	7,601
	Halliburton Co.	118,500	5,061
	EOG Resources Inc.	53,809	4,871
*,^ Diamond Offshore Drilling Inc.		403,217	4,367
*	TechnipFMC plc	142,584	3,878
	ONEOK Inc.	60,496	3,155
	Cabot Oil & Gas Corp.	120,800	3,030
*	Energen Corp.	59,500	2,938
	EQT Corp.	44,000	2,578
	Tesoro Corp.	21,092	1,974
	Ensco plc Class A	217,590	1,123
*	Whiting Petroleum Corp.	118,800	655
	Pioneer Natural Resources Co.	3,900	622
	Apache Corp.	10,047	482
*	QEP Resources Inc.	40,000	404
*	CONSOL Energy Inc.	23,900	357
	Golar LNG Ltd.	9,200	205
	Oceaneering International Inc.	5,700	130
*	Denbury Resources Inc.	71,900	110
*	Exterran Corp.	3,800	101
*	Kosmos Energy Ltd.	13,900	89
	Golar LNG Partners LP	3,353	67
	Noble Corp. plc	10,812	39
	Cosan Ltd.	5,000	32
	Archrock Inc.	2,600	30
	Encana Corp.	2,147	19
	EnLink Midstream LLC	700	12
*	Matrix Service Co.	1,300	12
	US Silica Holdings Inc.	200	7
*	Atwood Oceanics Inc.	800	7
*	McDermott International Inc.	900	6
*	Pioneer Energy Services Corp.	1,200	2
*	International Seaways Inc.	100	2
			378,778
Financials (13.9%)
	JPMorgan Chase & Co.	1,602,133	146,435
	Bank of America Corp.	4,406,632	106,905
	Citigroup Inc.	895,650	59,901
	Goldman Sachs Group Inc.	246,537	54,707
*	Berkshire Hathaway Inc. Class B	285,958	48,433
	Wells Fargo & Co.	863,769	47,861
	Morgan Stanley	668,875	29,805
	S&P Global Inc.	198,716	29,011
	Chubb Ltd.	198,134	28,805
	Prudential Financial Inc.	254,853	27,560
	Progressive Corp.	588,373	25,941
	Bank of New York Mellon Corp.	441,425	22,521
	Leucadia National Corp.	769,852	20,139

Principal Financial Group Inc.	295,986	18,964
Lincoln National Corp.	266,996	18,044
Aon plc	135,482	18,012
MetLife Inc.	285,774	15,700
Marsh & McLennan Cos. Inc.	191,982	14,967
Ameriprise Financial Inc.	117,248	14,924
Navient Corp.	890,430	14,826
Citizens Financial Group Inc.	415,401	14,822
Intercontinental Exchange Inc.	224,200	14,779
Discover Financial Services	229,732	14,287
Hartford Financial Services Group Inc.	261,615	13,753
Unum Group	294,271	13,722
Moody's Corp.	112,500	13,689
People's United Financial Inc.	762,079	13,458
State Street Corp.	144,820	12,995
Allstate Corp.	144,984	12,822
Travelers Cos. Inc.	94,502	11,957
M&T Bank Corp.	70,500	11,417
BlackRock Inc.	24,980	10,552
Synchrony Financial	326,700	9,742
Aflac Inc.	97,090	7,542
Torchmark Corp.	98,220	7,514
* E*TRADE Financial Corp.	196,090	7,457
SunTrust Banks Inc.	127,310	7,221
Regions Financial Corp.	491,557	7,196
PNC Financial Services Group Inc.	54,900	6,855
CME Group Inc.	50,078	6,272
Huntington Bancshares Inc.	338,557	4,577
Voya Financial Inc.	117,500	4,335
Zions Bancorporation	98,200	4,312
Comerica Inc.	55,400	4,057
Franklin Resources Inc.	90,480	4,053
First Horizon National Corp.	183,204	3,191
Cincinnati Financial Corp.	43,540	3,154
Everest Re Group Ltd.	11,739	2,989
Nasdaq Inc.	35,935	2,569
American Express Co.	24,840	2,093
East West Bancorp Inc.	35,370	2,072
Fifth Third Bancorp	67,230	1,745
First Republic Bank	16,800	1,682
Northern Trust Corp.	15,580	1,515
XL Group Ltd.	33,730	1,477
Invesco Ltd.	38,800	1,365
US Bancorp	26,100	1,355
FNF Group	29,600	1,327
Popular Inc.	29,600	1,235
Ares Capital Corp.	72,500	1,188
Arthur J Gallagher & Co.	20,580	1,178
Aspen Insurance Holdings Ltd.	17,119	853
American Equity Investment Life Holding Co.	27,700	728
Raymond James Financial Inc.	5,900	473
Great Western Bancorp Inc.	10,800	441
Assured Guaranty Ltd.	10,500	438
* Flagstar Bancorp Inc.	13,700	422
Reinsurance Group of America Inc. Class A	3,200	411
* First BanCorp	57,900	335
TCF Financial Corp.	20,416	325

First Midwest Bancorp Inc.	12,016	280
Apollo Investment Corp.	42,700	273
Primerica Inc.	3,500	265
Argo Group International Holdings Ltd.	4,200	255
Willis Towers Watson plc	1,600	233
Synovus Financial Corp.	4,503	199
Beneficial Bancorp Inc.	13,200	198
* Arch Capital Group Ltd.	1,963	183
Old Republic International Corp.	7,225	141
* World Acceptance Corp.	1,800	135
Hanover Insurance Group Inc.	1,510	134
* Essent Group Ltd.	3,411	127
Federated Investors Inc. Class B	4,000	113
Kearny Financial Corp.	6,921	103
* Texas Capital Bancshares Inc.	1,200	93
Nelnet Inc. Class A	1,900	89
Validus Holdings Ltd.	1,657	86
UMB Financial Corp.	1,100	82
Opus Bank	3,087	75
Meridian Bancorp Inc.	4,000	68
Investors Bancorp Inc.	4,900	65
Erie Indemnity Co. Class A	500	63
^ Prospect Capital Corp.	7,400	60
Bank of NT Butterfield & Son Ltd.	1,600	55
Brookline Bancorp Inc.	3,200	47
Banner Corp.	800	45
Preferred Bank	788	42
* eHealth Inc.	2,200	41
Heritage Financial Corp.	1,488	39
Employers Holdings Inc.	888	38
Credicorp Ltd.	200	36
First American Financial Corp.	800	36
Arbor Realty Trust Inc.	2,461	21
CenterState Banks Inc.	800	20
Berkshire Hills Bancorp Inc.	500	18
CNO Financial Group Inc.	800	17
* Donnelley Financial Solutions Inc.	700	16
PacWest Bancorp	330	15
TICC Capital Corp.	1,300	8
PJT Partners Inc.	200	8
THL Credit Inc.	807	8
Southwest Bancorp Inc.	300	8
* Janus Henderson Group plc	199	7
Newtek Business Services Corp.	400	7
Fifth Street Finance Corp.	1,200	6
Garrison Capital Inc.	500	4
OneBeacon Insurance Group Ltd. Class A	206	4
First Financial Bancorp	124	3
OFG Bancorp	300	3
New Mountain Finance Corp.	200	3
NewStar Financial Inc.	200	2
		1,041,285
Health Care (14.6%)
Johnson & Johnson	1,238,646	163,861
Merck & Co. Inc.	1,430,066	91,653
AbbVie Inc.	832,862	60,391
Amgen Inc.	339,686	58,504

Pfizer Inc.	1,640,444	55,103
UnitedHealth Group Inc.	294,965	54,692
Eli Lilly & Co.	632,574	52,061
Bristol-Myers Squibb Co.	882,327	49,163
Medtronic plc	494,120	43,853
Anthem Inc.	182,574	34,348
* Celgene Corp.	208,096	27,025
Gilead Sciences Inc.	380,000	26,896
Baxter International Inc.	431,038	26,095
Cigna Corp.	141,656	23,712
* Boston Scientific Corp.	749,973	20,789
* HCA Healthcare Inc.	229,189	19,985
* IDEXX Laboratories Inc.	116,752	18,846
* Centene Corp.	226,439	18,088
Humana Inc.	71,200	17,132
Becton Dickinson and Co.	86,220	16,822
Agilent Technologies Inc.	281,253	16,681
Allergan plc	67,360	16,375
* Hologic Inc.	352,470	15,995
* DaVita Inc.	222,417	14,404
Cooper Cos. Inc.	46,964	11,244
* Mettler-Toledo International Inc.	18,733	11,025
Abbott Laboratories	225,786	10,976
AmerisourceBergen Corp. Class A	103,472	9,781
Cardinal Health Inc.	112,634	8,776
* Express Scripts Holding Co.	137,222	8,760
McKesson Corp.	49,370	8,123
Aetna Inc.	47,100	7,151
Danaher Corp.	72,852	6,148
Patterson Cos. Inc.	124,120	5,827
* Laboratory Corp. of America Holdings	36,560	5,635
* Waters Corp.	28,020	5,151
* Intuitive Surgical Inc.	5,334	4,989
CR Bard Inc.	15,701	4,963
Zoetis Inc.	72,580	4,528
* Regeneron Pharmaceuticals Inc.	9,000	4,420
Thermo Fisher Scientific Inc.	22,110	3,858
* Biogen Inc.	12,800	3,473
Universal Health Services Inc. Class B	26,300	3,211
* Edwards Lifesciences Corp.	26,690	3,156
* Myriad Genetics Inc.	75,800	1,959
* Mylan NV	47,500	1,844
* Vertex Pharmaceuticals Inc.	11,100	1,431
* Bioverativ Inc.	23,150	1,393
* Quintiles IMS Holdings Inc.	11,028	987
* INC Research Holdings Inc. Class A	13,523	791
* Charles River Laboratories International Inc.	7,600	769
* Intrexon Corp.	30,400	732
* PTC Therapeutics Inc.	39,000	715
Bruker Corp.	21,534	621
* Puma Biotechnology Inc.	6,700	586
* Portola Pharmaceuticals Inc.	9,800	551
* Alnylam Pharmaceuticals Inc.	6,000	479
* United Therapeutics Corp.	3,500	454
* QIAGEN NV	12,900	433
* AMAG Pharmaceuticals Inc.	22,606	416
* Clovis Oncology Inc.	3,943	369

*	OraSure Technologies Inc.	20,900	361
*	Momenta Pharmaceuticals Inc.	20,100	340
*	Insulet Corp.	6,600	339
*	Masimo Corp.	2,700	246
*	Dynavax Technologies Corp.	24,500	236
*	Align Technology Inc.	980	147
*,^ TherapeuticsMD Inc.		27,900	147
*	Innoviva Inc.	11,100	142
*	Ophthotech Corp.	54,000	138
*	Mallinckrodt plc	3,000	134
	Zimmer Biomet Holdings Inc.	1,000	128
*,^ Rockwell Medical Inc.		15,536	123
*	NxStage Medical Inc.	4,300	108
	Invacare Corp.	7,700	102
*	Allscripts Healthcare Solutions Inc.	7,600	97
*	Novavax Inc.	76,300	88
*	Insys Therapeutics Inc.	6,700	85
*	BioCryst Pharmaceuticals Inc.	13,700	76
	Stryker Corp.	510	71
*	Lantheus Holdings Inc.	3,700	65
*	Triple-S Management Corp. Class B	3,400	58
*	Chimerix Inc.	9,344	51
*	Coherus Biosciences Inc.	3,500	50
*	Medpace Holdings Inc.	1,700	49
*	Enzo Biochem Inc.	4,300	48
*	Acorda Therapeutics Inc.	2,390	47
*	ABIOMED Inc.	300	43
*	Rigel Pharmaceuticals Inc.	13,777	38
	Owens & Minor Inc.	1,000	32
*	Concert Pharmaceuticals Inc.	2,100	29
*	Editas Medicine Inc.	1,300	22
*	Novus Therapeutics Inc.	3,577	21
*	Magellan Health Inc.	185	14
*	Diplomat Pharmacy Inc.	900	13
*	Advaxis Inc.	2,000	13
*	Lexicon Pharmaceuticals Inc.	740	12
	Quest Diagnostics Inc.	100	11
*	ArQule Inc.	8,649	11
*	NanoString Technologies Inc.	500	8
	Hill-Rom Holdings Inc.	100	8
*	Syneron Medical Ltd.	700	8
*	Seres Therapeutics Inc.	655	7
*	Cardiovascular Systems Inc.	200	7
*	OvaScience Inc.	4,000	6
*	Juno Therapeutics Inc.	200	6
*	Calithera Biosciences Inc.	333	5
*	RTI Surgical Inc.	802	5
*	Karyopharm Therapeutics Inc.	500	5
*	Sangamo Therapeutics Inc.	500	4
*	Infinity Pharmaceuticals Inc.	2,400	4
*	Quality Systems Inc.	200	3
*	VWR Corp.	100	3
	Luminex Corp.	155	3
*	Mirati Therapeutics Inc.	855	3
*	BioTelemetry Inc.	93	3
*	AquaBounty Technologies Inc.	371	3
*	Amicus Therapeutics Inc.	200	2

* Alexion Pharmaceuticals Inc.	3	—
		1,092,027
Industrials (9.5%)
General Electric Co.	1,639,092	44,272
Boeing Co.	183,360	36,259
Deere & Co.	260,531	32,199
Waste Management Inc.	397,240	29,138
Caterpillar Inc.	251,245	26,999
Emerson Electric Co.	424,139	25,287
United Technologies Corp.	199,540	24,366
Raytheon Co.	142,569	23,022
Honeywell International Inc.	162,094	21,606
Ingersoll-Rand plc	229,130	20,940
United Parcel Service Inc. Class B	185,428	20,507
Union Pacific Corp.	188,200	20,497
* United Continental Holdings Inc.	259,875	19,556
3M Co.	93,608	19,488
Cummins Inc.	116,147	18,841
Delta Air Lines Inc.	339,029	18,219
CSX Corp.	331,434	18,083
Stanley Black & Decker Inc.	123,680	17,406
Southwest Airlines Co.	277,670	17,254
American Airlines Group Inc.	331,700	16,691
PACCAR Inc.	234,984	15,518
Rockwell Automation Inc.	93,300	15,111
* United Rentals Inc.	132,905	14,980
General Dynamics Corp.	67,560	13,384
Northrop Grumman Corp.	49,870	12,802
Cintas Corp.	101,043	12,735
Allison Transmission Holdings Inc.	315,900	11,849
Illinois Tool Works Inc.	69,454	9,949
Masco Corp.	250,414	9,568
Allegion plc	109,244	8,862
Lockheed Martin Corp.	31,172	8,654
* Quanta Services Inc.	240,699	7,924
Fortive Corp.	119,851	7,593
Spirit AeroSystems Holdings Inc. Class A	129,339	7,494
Eaton Corp. plc	92,496	7,199
KAR Auction Services Inc.	159,503	6,694
* IHS Markit Ltd.	151,960	6,692
L3 Technologies Inc.	36,035	6,021
Dun & Bradstreet Corp.	55,460	5,998
Canadian Pacific Railway Ltd.	30,300	4,873
Equifax Inc.	35,440	4,870
Xylem Inc.	86,690	4,805
Republic Services Inc. Class A	64,823	4,131
Fortune Brands Home & Security Inc.	48,900	3,190
Nielsen Holdings plc	63,060	2,438
JB Hunt Transport Services Inc.	26,500	2,422
Kansas City Southern	23,000	2,407
Expeditors International of Washington Inc.	41,134	2,323
Roper Technologies Inc.	9,590	2,220
Parker-Hannifin Corp.	13,740	2,196
* Verisk Analytics Inc. Class A	21,510	1,815
* HD Supply Holdings Inc.	50,700	1,553
Owens Corning	18,100	1,211
BWX Technologies Inc.	22,400	1,092

Jacobs Engineering Group Inc.	19,636	1,068
Dover Corp.	12,890	1,034
Carlisle Cos. Inc.	9,802	935
Pitney Bowes Inc.	60,600	915
CH Robinson Worldwide Inc.	11,655	801
* Continental Building Products Inc.	27,400	638
Pentair plc	9,400	626
* RPX Corp.	41,763	583
* Moog Inc. Class A	7,800	559
Hubbell Inc. Class B	4,800	543
Snap-on Inc.	3,280	518
Robert Half International Inc.	10,417	499
Orbital ATK Inc.	4,700	462
* Babcock & Wilcox Enterprises Inc.	30,200	355
* Armstrong World Industries Inc.	6,694	308
* AerCap Holdings NV	6,200	288
* MRC Global Inc.	14,600	241
Brady Corp. Class A	6,900	234
* WABCO Holdings Inc.	1,700	217
Insperity Inc.	2,969	211
Timken Co.	3,824	177
* SPX Corp.	6,188	156
Oshkosh Corp.	2,000	138
Albany International Corp.	2,500	134
* YRC Worldwide Inc.	12,000	133
* Univar Inc.	4,400	129
* NOW Inc.	6,528	105
* SPX FLOW Inc.	2,800	103
* Mistras Group Inc.	4,486	99
Trinity Industries Inc.	3,400	95
Federal Signal Corp.	5,102	89
Steelcase Inc. Class A	5,200	73
Covanta Holding Corp.	5,492	73
* Rexnord Corp.	2,900	67
Brink's Co.	1,001	67
* NCI Building Systems Inc.	3,800	63
* JetBlue Airways Corp.	2,500	57
* USG Corp.	1,900	55
* ARC Document Solutions Inc.	11,400	47
LB Foster Co. Class A	2,100	45
* Civeo Corp.	20,300	43
Huntington Ingalls Industries Inc.	227	42
* Beacon Roofing Supply Inc.	800	39
* TrueBlue Inc.	1,400	37
* Armstrong Flooring Inc.	2,060	37
* Kirby Corp.	500	33
* Sensata Technologies Holding NV	700	30
* Milacron Holdings Corp.	1,500	26
ArcBest Corp.	1,200	25
* Navigant Consulting Inc.	1,200	24
Global Brass & Copper Holdings Inc.	700	21
* Harsco Corp.	1,200	19
* Atkore International Group Inc.	800	18
* Huron Consulting Group Inc.	400	17
LSC Communications Inc.	800	17
* Kratos Defense & Security Solutions Inc.	1,400	17
Crane Co.	200	16

EnerSys	200	15
Knoll Inc.	712	14
* Plug Power Inc.	6,700	14
* TransUnion	300	13
* FTI Consulting Inc.	300	11
Ennis Inc.	500	10
* Rush Enterprises Inc. Class A	219	8
Watts Water Technologies Inc. Class A	100	6
AMETEK Inc.	100	6
* DXP Enterprises Inc.	157	5
Textainer Group Holdings Ltd.	200	3
Spartan Motors Inc.	300	3
Quad/Graphics Inc.	103	2
West Corp.	100	2
		714,716
Information Technology (24.0%)
Apple Inc.	2,109,926	303,872
Microsoft Corp.	2,481,291	171,035
* Alphabet Inc. Class C	134,579	122,296
* Alphabet Inc. Class A	119,520	111,115
* Facebook Inc. Class A	662,894	100,084
International Business Machines Corp.	403,711	62,103
Visa Inc. Class A	548,383	51,427
Intel Corp.	1,441,137	48,624
Cisco Systems Inc.	1,459,341	45,677
NVIDIA Corp.	286,660	41,440
Mastercard Inc. Class A	331,900	40,309
Applied Materials Inc.	933,853	38,577
QUALCOMM Inc.	543,363	30,004
* Adobe Systems Inc.	207,904	29,406
DXC Technology Co.	380,099	29,161
Broadcom Ltd.	121,340	28,278
Symantec Corp.	993,331	28,062
* VeriSign Inc.	300,137	27,901
Lam Research Corp.	189,933	26,862
* Teradata Corp.	871,210	25,692
HP Inc.	1,388,787	24,276
Accenture plc Class A	187,863	23,235
Fidelity National Information Services Inc.	249,790	21,332
CSRA Inc.	570,103	18,101
* Electronic Arts Inc.	168,482	17,812
Seagate Technology plc	430,773	16,692
* Micron Technology Inc.	539,676	16,115
* Synopsys Inc.	217,834	15,887
* Citrix Systems Inc.	197,473	15,715
Motorola Solutions Inc.	174,681	15,152
* PayPal Holdings Inc.	280,050	15,030
NetApp Inc.	363,950	14,576
* Advanced Micro Devices Inc.	1,159,822	14,475
Western Digital Corp.	160,913	14,257
Texas Instruments Inc.	162,551	12,505
Analog Devices Inc.	150,599	11,717
Western Union Co.	611,872	11,656
Intuit Inc.	73,551	9,768
Paychex Inc.	170,567	9,712
Juniper Networks Inc.	348,048	9,704
Oracle Corp.	176,485	8,849

* salesforce.com Inc.	98,087	8,494
Corning Inc.	259,235	7,790
Harris Corp.	68,732	7,497
Xilinx Inc.	112,830	7,257
* eBay Inc.	202,040	7,055
* F5 Networks Inc.	55,030	6,992
KLA-Tencor Corp.	74,800	6,845
CA Inc.	169,580	5,845
* Autodesk Inc.	53,830	5,427
* CoreLogic Inc.	122,200	5,301
Alliance Data Systems Corp.	20,516	5,266
TE Connectivity Ltd.	65,000	5,114
Total System Services Inc.	86,900	5,062
Activision Blizzard Inc.	87,625	5,045
Hewlett Packard Enterprise Co.	254,800	4,227
Skyworks Solutions Inc.	37,670	3,614
FLIR Systems Inc.	99,147	3,436
Versum Materials Inc.	76,928	2,500
* IAC/InterActiveCorp	20,514	2,118
LogMeIn Inc.	15,461	1,616
* Fiserv Inc.	9,155	1,120
Sabre Corp.	45,700	995
Xerox Corp.	33,400	960
Global Payments Inc.	10,100	912
* MicroStrategy Inc. Class A	4,601	882
* CommScope Holding Co. Inc.	20,200	768
* InterXion Holding NV	16,700	765
Cognizant Technology Solutions Corp. Class A	10,670	708
Genpact Ltd.	23,400	651
* Zynga Inc. Class A	149,400	544
* Dell Technologies Inc. Class V	7,800	477
* Red Hat Inc.	4,700	450
* Flex Ltd.	26,830	438
Maxim Integrated Products Inc.	9,400	422
* First Data Corp. Class A	22,900	417
* BlackBerry Ltd.	34,462	344
* Photronics Inc.	32,300	304
* Conduent Inc.	19,000	303
Amdocs Ltd.	4,307	278
* Yelp Inc. Class A	9,000	270
* Bankrate Inc.	20,300	261
Teradyne Inc.	8,600	258
* Kulicke & Soffa Industries Inc.	11,500	219
Microchip Technology Inc.	2,600	201
* CommVault Systems Inc.	3,500	198
* Tower Semiconductor Ltd.	7,900	188
InterDigital Inc.	1,800	139
* Rudolph Technologies Inc.	5,793	132
* Net 1 UEPS Technologies Inc.	11,900	117
* Shutterstock Inc.	2,600	115
* VMware Inc. Class A	1,300	114
* First Solar Inc.	2,770	110
Amphenol Corp. Class A	1,360	100
* Mellanox Technologies Ltd.	2,196	95
* Control4 Corp.	4,100	80
Dolby Laboratories Inc. Class A	1,500	73
* Cadence Design Systems Inc.	2,000	67

*	Alpha & Omega Semiconductor Ltd.	3,900	65
*	ARRIS International plc	2,100	59
	Leidos Holdings Inc.	1,100	57
*	Rubicon Project Inc.	11,000	57
*	Calix Inc.	8,061	55
	NVE Corp.	682	53
*	CommerceHub Inc.	3,000	52
*	GoDaddy Inc. Class A	1,200	51
*	Sonus Networks Inc.	6,700	50
	NIC Inc.	2,616	50
	Brooks Automation Inc.	2,200	48
	Marvell Technology Group Ltd.	2,700	45
*	TechTarget Inc.	4,200	44
	EVERTEC Inc.	2,300	40
*	Zix Corp.	6,500	37
	Vishay Intertechnology Inc.	2,200	37
*	Semtech Corp.	1,001	36
*	Barracuda Networks Inc.	1,500	35
*	Cars.com Inc.	1,286	34
*,^ MagnaChip Semiconductor Corp.		3,400	33
*	Blucora Inc.	1,565	33
*	DHI Group Inc.	11,400	32
*	Euronet Worldwide Inc.	370	32
*	XO Group Inc.	1,821	32
*	Keysight Technologies Inc.	800	31
*	Aspen Technology Inc.	500	28
*	Cornerstone OnDemand Inc.	700	25
*	EchoStar Corp. Class A	400	24
*	CommerceHub Inc. Class A	1,350	24
	Logitech International SA	600	22
*	Endurance International Group Holdings Inc.	2,413	20
*	Nuance Communications Inc.	1,000	17
*	Amkor Technology Inc.	1,700	17
*	ShoreTel Inc.	2,643	15
^	CPI Card Group Inc.	4,700	13
	Daktronics Inc.	1,200	12
*	Ambarella Inc.	200	10
*	Take-Two Interactive Software Inc.	100	7
*	Atlassian Corp. plc Class A	200	7
*	Bazaarvoice Inc.	1,299	6
*	Care.com Inc.	400	6
*	Web.com Group Inc.	200	5
*	Sohu.com Inc.	100	5
*	KEMET Corp.	284	4
*	NetScout Systems Inc.	100	3
*	Extreme Networks Inc.	300	3
			1,800,838
Materials (2.6%)
	LyondellBasell Industries NV Class A	214,691	18,118
*	Freeport-McMoRan Inc.	1,437,651	17,266
	Sealed Air Corp.	343,710	15,384
	Air Products & Chemicals Inc.	96,500	13,805
*	Owens-Illinois Inc.	571,998	13,682
	Eastman Chemical Co.	161,348	13,552
	Albemarle Corp.	125,700	13,266
	Praxair Inc.	96,440	12,783
	Ecolab Inc.	89,950	11,941

Avery Dennison Corp.	130,212	11,507
PPG Industries Inc.	60,560	6,659
Newmont Mining Corp.	168,916	5,471
Dow Chemical Co.	82,193	5,184
WestRock Co.	90,797	5,145
Sherwin-Williams Co.	13,030	4,573
Nucor Corp.	60,800	3,518
International Paper Co.	53,242	3,014
Chemours Co.	72,700	2,757
Graphic Packaging Holding Co.	190,767	2,629
FMC Corp.	31,166	2,277
WR Grace & Co.	30,300	2,182
Monsanto Co.	15,806	1,871
Steel Dynamics Inc.	48,200	1,726
International Flavors & Fragrances Inc.	8,848	1,194
Reliance Steel & Aluminum Co.	10,300	750
* Crown Holdings Inc.	11,400	680
Ferroglobe plc	48,900	584
* Louisiana-Pacific Corp.	21,400	516
* Coeur Mining Inc.	41,793	359
* SunCoke Energy Inc.	31,019	338
Celanese Corp. Class A	3,169	301
* Cliffs Natural Resources Inc.	32,400	224
* Axalta Coating Systems Ltd.	6,800	218
Allegheny Technologies Inc.	12,300	209
* Century Aluminum Co.	10,400	162
* Constellium NV Class A	17,600	121
Mercer International Inc.	7,600	87
Tronox Ltd. Class A	4,700	71
* TimkenSteel Corp.	3,300	51
Schweitzer-Mauduit International Inc.	1,200	45
* Alcoa Corp.	1,300	42
Orion Engineered Carbons SA	2,088	42
KMG Chemicals Inc.	493	24
* Ryerson Holding Corp.	1,900	19
Israel Chemicals Ltd.	3,500	17
* Core Molding Technologies Inc.	200	4
Materion Corp.	99	4
* GCP Applied Technologies Inc.	84	3
* Ferroglobe R&W Trust	48,731	—
		194,375
Other (0.2%)
SPDR S&P 500 ETF Trust	49,800	12,042
* Safeway Inc CVR (Casa Ley) Exp. 01/30/2018	75,810	10
* Safeway Inc CVR (PDC) Exp. 01/30/2019	75,810	—
		12,052
Real Estate (2.5%)
Prologis Inc.	490,385	28,756
HCP Inc.	625,618	19,995
Realogy Holdings Corp.	465,500	15,105
Equinix Inc.	33,513	14,382
* CBRE Group Inc. Class A	379,504	13,814
Host Hotels & Resorts Inc.	750,862	13,718
Crown Castle International Corp.	129,953	13,019
American Tower Corporation	68,595	9,076
Equity Residential	134,736	8,870

	Weyerhaeuser Co.	261,750	8,769
	Welltower Inc.	98,800	7,395
	SL Green Realty Corp.	54,757	5,793
	Public Storage	18,870	3,935
	Simon Property Group Inc.	22,267	3,602
	Equity LifeStyle Properties Inc.	37,711	3,256
	Apartment Investment & Management Co.	66,830	2,872
	GGP Inc.	120,080	2,829
*	SBA Communications Corp. Class A	18,000	2,428
	Digital Realty Trust Inc.	18,710	2,113
	UDR Inc.	53,270	2,076
*	Equity Commonwealth	64,488	2,038
	AvalonBay Communities Inc.	5,165	993
	Four Corners Property Trust Inc.	28,894	726
	Federal Realty Investment Trust	4,934	624
	Sun Communities Inc.	6,600	579
	Columbia Property Trust Inc.	17,458	391
	Retail Properties of America Inc.	19,200	234
	Camden Property Trust	2,200	188
	InfraREIT Inc.	8,900	170
*	Quality Care Properties Inc.	9,180	168
	Outfront Media Inc.	6,300	146
	Colony NorthStar Inc. Class A	8,500	120
	Sunstone Hotel Investors Inc.	6,387	103
	Paramount Group Inc.	3,800	61
	American Assets Trust Inc.	1,200	47
	Iron Mountain Inc.	710	24
	Community Healthcare Trust Inc.	900	23
	Parkway Inc.	983	22
	Apple Hospitality REIT Inc.	1,100	21
	Brixmor Property Group Inc.	1,000	18
	Chesapeake Lodging Trust	729	18
	Boston Properties Inc.	100	12
	Forest City Realty Trust Inc. Class A	400	10
	Altisource Residential Corp.	700	9
	UMH Properties Inc.	400	7
	Hudson Pacific Properties Inc.	155	5
	LaSalle Hotel Properties	100	3
			188,563
Telecommunication Services (2.0%)
	AT&T Inc.	2,667,411	100,641
	Verizon Communications Inc.	1,078,699	48,175
	CenturyLink Inc.	164,443	3,927
*,^ Globalstar Inc.		216,100	460
*	Zayo Group Holdings Inc.	3,089	96
	Consolidated Communications Holdings Inc.	2,000	43
*	United States Cellular Corp.	417	16
			153,358
Utilities (3.5%)
	Exelon Corp.	873,246	31,498
	PG&E Corp.	465,603	30,902
	FirstEnergy Corp.	975,904	28,457
	NextEra Energy Inc.	172,820	24,217
	American Electric Power Co. Inc.	341,496	23,724
	CenterPoint Energy Inc.	860,564	23,562
	Edison International	183,719	14,365

	Southern Co.			217,910	10,434
	Entergy Corp.			116,270	8,926
	Duke Energy Corp.			82,790	6,920
	Ameren Corp.			119,649	6,541
	Dominion Energy Inc.			74,984	5,746
	AES Corp.			516,715	5,741
	NRG Energy Inc.			284,818	4,905
	SCANA Corp.			52,600	3,525
	Pinnacle West Capital Corp.			41,276	3,515
	Sempra Energy			28,992	3,269
	Westar Energy Inc. Class A			61,199	3,245
	NiSource Inc.			124,120	3,148
	DTE Energy Co.			29,600	3,131
	Xcel Energy Inc.			68,106	3,125
	Consolidated Edison Inc.			31,660	2,559
	PPL Corp.			54,310	2,100
	CMS Energy Corp.			34,680	1,604
	WEC Energy Group Inc.			18,710	1,148
	Public Service Enterprise Group Inc.			25,070	1,078
	Eversource Energy			14,050	853
	Avangrid Inc.			8,595	380
*	Atlantic Power Corp.			99,700	239
	Chesapeake Utilities Corp.			388	29
	OGE Energy Corp.			200	7
	MGE Energy Inc.			100	6
					258,899
Total Common Stocks (Cost $5,923,832)					7,247,472
		Coupon
Temporary Cash Investments (3.6%)1
Money Market Fund (3.5%)
2,3 Vanguard Market Liquidity Fund		1.181%		2,619,135	261,966

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill	0.592%	7/13/17	100	100
4	United States Treasury Bill	0.612%–0.622%	7/20/17	3,300	3,299
4	United States Treasury Bill	1.056%	11/24/17	5,000	4,979
					8,378
Total Temporary Cash Investments (Cost $270,309)					270,344
Total Investments (100.2%) (Cost $6,194,141)					7,517,816
Other Assets and Liabilities-Net (-0.2%)3,4					(16,259)
Net Assets (100%)					7,501,557

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,588,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $5,309,000 of collateral received for securities on loan.
4 Securities with a value of $8,378,000 and cash of $928,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,247,462	—	10
Temporary Cash Investments	261,966	8,378	—
Futures Contracts—Assets[1]	101	—	—
Total	7,509,529	8,378	10
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Growth and Income Fund

At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2017	1,997	241,727	(1,156)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2017, the cost of investment securities for tax purposes was $6,194,141,000. Net unrealized appreciation of investment securities for tax purposes was $1,323,675,000, consisting of unrealized gains of $1,410,304,000 on securities that had risen in value since their purchase and $86,629,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 17, 2017
VANGUARD QUANTITATIVE FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 17, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.